Share Capital	12 Months Ended
Mar. 31, 2026
Share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Accounting Policy

Share Purchase Warrants

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of common shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in other gains (losses) on the statement of income (loss) and comprehensive income (loss). The fair value of foreign currency share purchase warrants is determined using the quoted market price on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated to equity and classified as equity financing transaction costs.

(a)    Authorized

The authorized share capital of the Company is comprised of the following:

i.Unlimited number of common voting shares without par value.

Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

ii.Unlimited number of Class “A” Shares each with a par value of $1.00.

iii.Unlimited number of Class “B” Shares each with a par value of $5.00.

(b)     Shares Issued and Outstanding

At March 31, 2026, 58,947,593 Common Shares (March 31, 2025 – 56,234,231) were issued and outstanding. As at March 31, 2026, no Class “A” Shares and no Class “B” Shares were issued and outstanding.
(c)     Share Purchase Warrants

A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, March 31, 2024	7,074,348	44.34
Expired	(10,486)	388.43
Balance, March 31, 2025	7,063,862	46.22
Expired	(7,063,862)	44.18
Balance, March 31, 2026	—	—
(d) At-The-Market Equity Program (“ATM Program”).
On February 4, 2026, the Company filed a prospectus supplement establishing a new ATM Program that allows the Company to issue and sell up to U.S.$100 million of Common Shares in the capital of the Company from treasury to the public.

			US$ equivalent
	Year ended March 31,		Year ended March 31,
	2026	2025	2026	2025

Gross proceeds	$10,906	$—	$7,891	$—
Commission	$218	$—	$158	$—
Net proceeds	$10,688	$—	$7,733	$—
Weighted average gross price	$4.89	$—	$3.57	$—
Number of shares issued	2,210,785	$—	2,210,785	—
The Company incurred $1.5 million in transaction costs directly related to the ATM Program, recognized in the consolidated statements of changes in shareholders’ equity. The Company sold 111,538 shares for gross proceeds of $0.7 million prior to March 31, 2026, which was subsequently settled on April 1, 2026. As at March 31, 2026, the obligation to issue shares resulted in a reduction in reserves reflected in the consolidated statements of shareholders’ equity.